LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS

10.	Long-term investments

The Company’s long-term investments consist of cost method investment and equity method investments.

Cost method investment

On September 20, 2018, Blue Hat Fujian formed a joint venture with Fujian Jin Ge Tie Ma Information Technology Co., Ltd., contributing a 20.0% equity interest in Xiamen Blue Wave Technology Co. Ltd. (“Xiamen Blue Wave”), a PRC company. The ownership percentage diluted to 15.0% upon other shareholders contributed additional investment into Xiamen Blue Wave in December 2018. As the Company did not have significant influence over the investee, the investment in Xiamen Blue Wave was accounted for using the cost method. As of December 31, 2019, 2018 and 2017, the carrying value of cost method investment in Xiamen Blue Wave was $1,720,134, $1,744,566 and $0 respectively.

Equity method investments

On September 18, 2017, Blue Hat Fujian formed a joint venture with Xiamen Youth Education Development Co., Ltd. and Youying Wang, contributing a 48.5% equity interest in Fujian Youth Hand in Hand Educational Technology Co., Ltd. (“Fujian Youth”), a PRC company. As the Company has significant influence over the investee through its representation on the board, the investment in Fujian Youth was accounted for using the equity method. As of December 31, 2019, 2018 and 2017, total investment in Fujian Youth was $7,167, $7,269 and $7,684, respectively. As of December 31, 2019, 2018 and 2017, Fujian Youth had no operations and no gain or loss was recognized for the years ended December 31, 2019, 2018 and 2017.

On October 16, 2018, Blue Hat Fujian formed a joint venture with Renchao Huyu (Shanghai) Culture Development Co. Ltd., contributing a 49% ownership interest in Renchao Huyu (Shanghai) Culture Propagation Co. Ltd. (“Renchao Huyu”), with the remaining 51% ownership owned by Renchao Huyu (Shanghai) Culture Development Co. Ltd.

As the Company has significant influence over the investee through its representation on the board, the Company accounted for the investment in Renchao Huyu as equity method investment. As of December 31, 2019, no investment has been contributed in Renchao Huyu.

No impairment loss was recognized for the long-term investments for the years ended December 31, 2019, 2018 and 2017.